Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	13,390	26,202	39,199	74,126	1,144,766	810,559	2,108,242
Disposals	(106,385)	(107,569)	(97,835)	(214,021)	-	-	(301,877)	(827,687)
Impairment of fixed assets	-	-	-	-	-	-	(3,702,367)	(3,702,367)
Exchange differences	33,330	55,507	53,107	161,220	1,561	40,419	(46,977)	298,167
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	36,276	34,260	154,597	-	19,448	-	244,581
Disposals	(988,790)	-	(2,609,458)	(306,145)	-	-	(362,163)	(4,266,556)
Transfer in (out)	-	-	-	73,293	(73,293)	-	-	-
Exchange differences	(34,997)	(18,507)	(80,975)	(63,111)	(2,153)	(12,106)	(20,085)	(231,934)
At December 31, 2024	$2,050,022	$4,847,112	$2,679,652	$15,364,019	$33,463	$3,141,225	$3,571,905	$31,687,398

Accumulated Depreciation
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the year	105,006	67,840	166,670	448,136	-	429,512	1,006,483	2,223,647
Disposals	(106,287)	(107,565)	(91,802)	(213,092)	-	-	(100,848)	(619,594)
Exchange differences	28,979	53,293	50,910	151,978	-	20,834	(10,656)	295,338
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the year	101,235	48,875	122,119	373,205	-	426,191	-	1,071,625
Disposals	(988,784)	-	(2,607,288)	(304,070)	-	-	(362,163)	(4,262,305)
Exchange differences	(31,330)	(17,940)	(80,027)	(57,234)	-	3,256	(20,085)	(203,360)
At December 31, 2024	$1,686,160	$4,792,534	$2,450,324	$13,892,579	$-	$2,110,040	$3,571,905	$28,503,542

Net book value
At December 31, 2023	$468,770	$67,744	$320,305	$1,624,707	$108,909	$1,453,290	$-	$4,043,725
At December 31, 2024	$363,862	$54,578	$229,328	$1,471,440	$33,463	$1,031,185	$-	$3,183,856

There was no impairment of property, plant and equipment recorded for the years ended December 31, 2024. During the year ended December 31, 2023 and 2022, the Company recognized impairment loss on robots’ assets of $3,682,789 and $4,408,037, respectively. No property, plant and equipment were pledged as security for bank borrowings for the year ended December 31, 2024.